Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.0000025	$ 0.0000025
Ordinary shares, shares authorized (in Shares)	20,000,000,000	20,000,000,000
Ordinary shares, shares issued (in Shares)	24,103,749	21,173,413
Ordinary shares, shares outstanding (in Shares)	24,103,749	21,173,413